OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged
The book value of our Vessels secured under long-term loans was as follows:

(in thousands of $)	December 31, 2024	December 31, 2023
Carrying value of vessels secured against long-term loans	1,938,867	1,699,288